Subsidiaries - Summary of Group's Non-controlling Interests and Total Equity Attributable to Equity Shareholders (Detail) - CNY (¥) ¥ in Millions					12 Months Ended
	Dec. 18, 2020	Jan. 01, 2020	Dec. 17, 2019	Apr. 23, 2019	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Cash consideration paid:
Non-current assets					¥ 285,345		¥ 287,398
Current assets					37,866		38,985
Non-current liabilities					(127,713)		(145,571)
Current liabilities					(110,990)		(95,681)
Net cash inflow						¥ (176)
China Southern Air Logistics Co Ltd [member]
Cash consideration paid:
Capital injection from third parties					3,355
Less: Portion of net assets disposed					2,830
Other reserves in equity					525
Non-current assets					2,046		732
Current assets					12,124		8,479
Non-current liabilities					(91)		(112)
Current liabilities					¥ (3,505)		¥ (2,708)
Guangzhou Baiyun International Logistic Company Limited [member]
Cash consideration paid:
Cash consideration paid		¥ 260
Less: Portion of net assets disposed		105
Other reserves in equity		¥ 155
Shenyang Northern Aircraft Maintenance Co Ltd [member]
Cash consideration paid:
Non-current assets				¥ 31
Current assets				41
Non-current liabilities				(6)
Current liabilities				(3)
Total net identifiable assets				63
Cash consideration paid				(14)
Cash and cash equivalents acquired				26
Net cash inflow				¥ 12
Guangdong Southern Airline Pearl Aviation Services Company Limited [member]
Cash consideration paid:
Non-current assets			¥ 19
Current assets			252
Current liabilities			(257)
Total net identifiable assets			14
Cash consideration paid			(9)
Cash and cash equivalents acquired			173
Net cash inflow			¥ 164
CSAGA [Member]
Cash consideration paid:
Cash consideration received from third parties on partial disposal of equity interests	¥ 332
Capital injection from third parties	510
Less: Portion of net assets disposed	667
Other reserves in equity	¥ 175